Investment Securities - Sales of Investment Securities Available For Sale (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Investments Debt And Equity Securities [Abstract]
Proceeds from calls by the issuers of investment securities	$ 517
Gain on calls on investment securities	$ 18